Consolidated Statements of Redeemable Convertible Preferred Units and Members' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Preferred Units	Common Shares/Units	Treasury Units	Additional Paid-in Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2009	$ (1,097)		$ 1,625		$ 110	$ (2,832)
Beginning Balance (in shares) at Dec. 31, 2009			25,410,000
Issuance of shares/units, net of issuance costs (in shares)		8,110,000
Issuance of shares/units, net of issuance costs		22,196
Treasury units	(12,469)			(12,469)
Treasury units, shares	(8,109,848)		(8,110,000)
Distribution to members	(17,005)					(17,005)
Stock-based compensation expense	37				37
Net income (loss)	6,637					6,637
Accretion of preferred units to redemption value and issuance costs	(1,834)	1,834				(1,834)
Ending Balance at Dec. 31, 2010	(25,731)	24,030	1,625	(12,469)	147	(15,034)
Ending Balance (in shares) at Dec. 31, 2010		8,110,000	17,300,000
Distribution to members	(16,943)					(16,943)
Stock-based compensation expense	12				12
Net income (loss)	16,931					16,931
Accretion of preferred units to redemption value and issuance costs	(2,078)	2,078				(2,078)
Ending Balance at Dec. 31, 2011	(27,809)	26,108	1,625	(12,469)	159	(17,124)
Ending Balance (in shares) at Dec. 31, 2011		8,110,000	17,300,000
Distribution to members	(11,130)					(11,130)
Stock-based compensation expense	3,599				3,599
Net income (loss)	7,531					7,531
Accretion of preferred units to redemption value and issuance costs	(2,236)	2,236			(2,236)
Ending Balance at Dec. 31, 2012	(30,045)	28,344	1,625	(12,469)	1,522	(20,723)
Ending Balance (in shares) at Dec. 31, 2012		8,110,000	17,300,000
Issuance of shares/units, net of issuance costs (in shares)			5,513,000
Issuance of shares/units, net of issuance costs	93,371		1		93,370
Distribution to members	(2,676)					(2,676)
Stock-based compensation expense	18,290				18,290
Conversion from LLC to corporation			(1,624)		(22,383)	24,007
Conversion from LLC to corporation, shares			(448,000)
Issuance of common stock upon exercise of stock option (in shares)	1,805		1,000
Issuance of common stock upon exercise of stock option	11				11
Conversion of preferred stock to common stock (in shares)		(8,110,000)	8,110,000
Conversion of preferred stock to common stock	29,432	(29,432)	1		29,431
Net income (loss)	(9,144)					(9,144)
Accretion of preferred units to redemption value and issuance costs	(1,088)	1,088			(1,088)
Ending Balance at Jun. 29, 2013	$ 98,151		$ 3	$ (12,469)	$ 119,153	$ (8,536)
Ending Balance (in shares) at Jun. 29, 2013			30,476,000